Revenue from Contracts with Customers - Schedule of Revenues by Type of Service (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 648,220	$ 552,221	$ 2,677,940	$ 2,187,348	$ 294,630,700,000	$ 321,100,700,000
Product [Member]
Total revenue	573,035	539,856	1,597,505	1,805,877	239,562,600,000	277,186,900,000
Collaborations Revenue [Member]
Total revenue	75,000	0	1,075,000	359,316	51,601,600,000	39,717,800,000
Laboratory Service Revenue [Member]
Total revenue	$ 185	$ 12,365	$ 5,435	$ 22,155	$ 3,466,500,000	$ 4,196,000,000